18. LEASES (Details 3) $ in Millions	Dec. 31, 2020 USD ($)
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 22
Three months to one year [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
One to two years [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
Two to three years [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Three to four years [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Four to five years [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
More than five years [member]
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 14